INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2015
INCOME TAXES
Canadian research tax credit carryforwards		$ 1,686,270
Net operating loss carry-forwards	$ 4,491,797
Canadian loss carryforwards		$ 55,850,632
Maximum future annual taxable income percentage	80.00%